Reinsurance Contracts - Summary of Reconciliation of Changes In Reinsurance Contracts By Remaining Coverage And Incurred Claims (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2025 USD ($)
Disclosure Of Reconciliation Of Changes In ReInsurance Contracts By Remaining Coverage And Incurred Claims [Line Items]
Increase due to business combinations related to Reinsurance contracts liabilities		₩ 184,792		₩ 0		$ 127,924
Reinsurance Income - Changes in asset for incurred claims		689,461
Total Changes in net income, other comprehensive income and reinsurance service result		1,786,814	$ 1,236,935	0	₩ 0
Reinsurance contracts held [member]
Disclosure Of Reconciliation Of Changes In ReInsurance Contracts By Remaining Coverage And Incurred Claims [Line Items]
Beginning balance - Insurance contracts assets		0
Beginning balance - Insurance contracts liabilities		0
Beginning balance - Net insurance contracts liabilities (asset)		0
Increase due to business combinations related to Reinsurance contracts liabilities		136,349
Increase due to business combinations related to Net reinsurance contracts asset (liabilities)		450,097
Reinsurance Income - Reversal of loss components		3,745
Reinsurance Income - Sub-total		633
Reinsurance finance interest income and other insurance finance income - Effect of changes in credit risk of reinsurance liabilities		(293)
Reinsurance finance interest income and other insurance finance income - Net income		(6,905)
Reinsurance finance interest income and other insurance finance income - Sub-total	[1]	(20,157)
Cash flow - Premium paid		62,921
Cash flow - Claims and other reinsurance service expenses paid including investment components		(66,502)
Other increase (decrease)		(3,581)
Ending balance - Insurance contracts assets		620,207		0
Ending balance - Insurance contracts liabilities		184,792		0
Ending balance - Net insurance contracts liabilities (asset)		435,415		0
Insurance Contracts To Which Premium Allocation Approach Not Applied [Member] | Reinsurance contracts held [member]
Disclosure Of Reconciliation Of Changes In ReInsurance Contracts By Remaining Coverage And Incurred Claims [Line Items]
Beginning balance - Insurance contracts assets		0
Beginning balance - Insurance contracts liabilities		0
Beginning balance - Net insurance contracts liabilities (asset)		0
Increase due to business combinations related to Reinsurance contract assets		586,446
Increase due to business combinations related to Reinsurance contracts liabilities		136,349
Increase due to business combinations related to Net reinsurance contracts asset (liabilities)		450,097
Reinsurance expenses - Reinsurance contracts under conversion		(37,012)
Net reinsurance contracts under conversion		(37,012)
Reinsurance income - Reinsurance expenses and reinsurance service expenses incurred		32,341
Reinsurance Income - Changes in asset for incurred claims		3,745
Reinsurance Income - Reversal of loss components		633
Reinsurance Income - Sub-total		36,719
Reinsurance service result		(293)
Reinsurance finance interest income and other insurance finance income - Effect of changes in credit risk of reinsurance liabilities		365
Reinsurance finance interest income and other insurance finance income - Net income		6,905
Reinsurance finance interest income and other insurance finance income - Other comprehensive income		(20,157)
Reinsurance finance interest income and other insurance finance income - Sub-total		(12,887)
Total Changes in net income, other comprehensive income and reinsurance service result		(13,180)
Reinsurance service result and investment components excluded from reinsurance finance interest income and other insurance finance income		0
Cash flow - Premium paid		62,921
Cash flow - Claims and other reinsurance service expenses paid including investment components		(66,502)
Cash flow - Sub-total		(3,581)
Other increase (decrease)		2,079
Ending balance - Insurance contracts assets		620,207		0
Ending balance - Insurance contracts liabilities		184,792		0
Ending balance - Net insurance contracts liabilities (asset)		435,415		0
Insurance Contracts To Which Premium Allocation Approach Not Applied [Member] | Reinsurance contracts held [member] | Liability (asset) for remaining coverage - Excluding loss recovery component [member]
Disclosure Of Reconciliation Of Changes In ReInsurance Contracts By Remaining Coverage And Incurred Claims [Line Items]
Beginning balance - Insurance contracts assets		0
Beginning balance - Insurance contracts liabilities		0
Beginning balance - Net insurance contracts liabilities (asset)		0
Increase due to business combinations related to Reinsurance contract assets		582,962
Increase due to business combinations related to Reinsurance contracts liabilities		153,241
Increase due to business combinations related to Net reinsurance contracts asset (liabilities)		429,721
Reinsurance expenses - Reinsurance contracts under conversion		(37,012)
Net reinsurance contracts under conversion		(37,012)
Reinsurance income - Reinsurance expenses and reinsurance service expenses incurred		0
Reinsurance Income - Changes in asset for incurred claims		0
Reinsurance Income - Reversal of loss components		0
Reinsurance Income - Sub-total		0
Reinsurance service result		(37,012)
Reinsurance finance interest income and other insurance finance income - Effect of changes in credit risk of reinsurance liabilities		365
Reinsurance finance interest income and other insurance finance income - Net income		6,115
Reinsurance finance interest income and other insurance finance income - Other comprehensive income		(20,099)
Reinsurance finance interest income and other insurance finance income - Sub-total		(13,619)
Total Changes in net income, other comprehensive income and reinsurance service result		(50,631)
Reinsurance service result and investment components excluded from reinsurance finance interest income and other insurance finance income		(39,806)
Cash flow - Premium paid		62,921
Cash flow - Claims and other reinsurance service expenses paid including investment components		(6,662)
Cash flow - Sub-total		56,259
Other increase (decrease)		0
Ending balance - Insurance contracts assets		460,626		0
Ending balance - Insurance contracts liabilities		65,083		0
Ending balance - Net insurance contracts liabilities (asset)		395,543		0
Insurance Contracts To Which Premium Allocation Approach Not Applied [Member] | Reinsurance contracts held [member] | Liability (asset) for remaining coverage - Loss recovery component [member]
Disclosure Of Reconciliation Of Changes In ReInsurance Contracts By Remaining Coverage And Incurred Claims [Line Items]
Beginning balance - Insurance contracts assets		0
Beginning balance - Insurance contracts liabilities		0
Beginning balance - Net insurance contracts liabilities (asset)		0
Increase due to business combinations related to Reinsurance contract assets		0
Increase due to business combinations related to Reinsurance contracts liabilities		0
Increase due to business combinations related to Net reinsurance contracts asset (liabilities)		0
Reinsurance expenses - Reinsurance contracts under conversion		0
Net reinsurance contracts under conversion		0
Reinsurance income - Reinsurance expenses and reinsurance service expenses incurred		56
Reinsurance Income - Changes in asset for incurred claims		0
Reinsurance Income - Reversal of loss components		633
Reinsurance Income - Sub-total		689
Reinsurance service result		689
Reinsurance finance interest income and other insurance finance income - Effect of changes in credit risk of reinsurance liabilities		0
Reinsurance finance interest income and other insurance finance income - Net income		278
Reinsurance finance interest income and other insurance finance income - Other comprehensive income		0
Reinsurance finance interest income and other insurance finance income - Sub-total		278
Total Changes in net income, other comprehensive income and reinsurance service result		967
Reinsurance service result and investment components excluded from reinsurance finance interest income and other insurance finance income		0
Cash flow - Premium paid		0
Cash flow - Claims and other reinsurance service expenses paid including investment components		0
Cash flow - Sub-total		0
Other increase (decrease)		0
Ending balance - Insurance contracts assets		125,747		0
Ending balance - Insurance contracts liabilities		124,780		0
Ending balance - Net insurance contracts liabilities (asset)		967		0
Insurance Contracts To Which Premium Allocation Approach Not Applied [Member] | Reinsurance contracts held [member] | Asset (liability) for incurred claim [member]
Disclosure Of Reconciliation Of Changes In ReInsurance Contracts By Remaining Coverage And Incurred Claims [Line Items]
Beginning balance - Insurance contracts assets		0
Beginning balance - Insurance contracts liabilities		0
Beginning balance - Net insurance contracts liabilities (asset)		0
Increase due to business combinations related to Reinsurance contract assets		3,484
Increase due to business combinations related to Reinsurance contracts liabilities		(16,892)
Increase due to business combinations related to Net reinsurance contracts asset (liabilities)		20,376
Reinsurance expenses - Reinsurance contracts under conversion		0
Net reinsurance contracts under conversion		0
Reinsurance income - Reinsurance expenses and reinsurance service expenses incurred		32,285
Reinsurance Income - Changes in asset for incurred claims		3,745
Reinsurance Income - Reversal of loss components		0
Reinsurance Income - Sub-total		36,030
Reinsurance service result		36,030
Reinsurance finance interest income and other insurance finance income - Effect of changes in credit risk of reinsurance liabilities		0
Reinsurance finance interest income and other insurance finance income - Net income		512
Reinsurance finance interest income and other insurance finance income - Other comprehensive income		(58)
Reinsurance finance interest income and other insurance finance income - Sub-total		454
Total Changes in net income, other comprehensive income and reinsurance service result		36,484
Reinsurance service result and investment components excluded from reinsurance finance interest income and other insurance finance income		39,806
Cash flow - Premium paid		0
Cash flow - Claims and other reinsurance service expenses paid including investment components		(59,840)
Cash flow - Sub-total		(59,840)
Other increase (decrease)		2,079
Ending balance - Insurance contracts assets		33,834		0
Ending balance - Insurance contracts liabilities		(5,071)		0
Ending balance - Net insurance contracts liabilities (asset)		₩ 38,905		₩ 0

[1]	The finance income recognized in other comprehensive income is the amount before deducting tax and non-controlling interests.